Other Liabilities - Current Liabilities (Details) $ in Thousands, € in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 01, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Other current liabilities
Payable to Italian regulator	$ 899,475			$ 179,197
Accrued interest payable	179,230			165,290
Employee compensation	146,891			158,236
Taxes other than income taxes	128,703			123,267
Accrued expenses	121,181			127,092
Current financial liabilities	113,217			108,915
Jackpot liabilities	84,250			95,574
Deferred revenue	48,222			80,528
Advance payments from customers	28,874			25,473
Other	30,832			33,473
Total other current liabilities	1,780,875			1,097,045
Italian Scratch & Win extension
Other current liabilities
Payable to Italian regulator	$ 899,500	€ 750	€ 800	$ 179,200	€ 170